Document And Entity Information	Nov. 10, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 10, 2022
Entity Registrant Name	Grayscale® Ethereum Trust (ETH)
Entity Central Index Key	0001725210
Entity Emerging Growth Company	false
Entity File Number	000-56193
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-6677805
Entity Address, Address Line One	c/o Grayscale Investments, LLC
Entity Address, Address Line Two	290 Harbor Drive, 4th Floor
Entity Address, City or Town	Stamford
Entity Address, State or Province	CT
Entity Address, Postal Zip Code	06902
City Area Code	212
Local Phone Number	668-1427
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(g) Security	Grayscale Ethereum Trust (ETH) Shares
Trading Symbol	ETHE